Employee Benefits - Employee Share Issuances (Detail)	12 Months Ended
	Dec. 31, 2014 Euro [Member] EUR (€)	Dec. 31, 2013 Euro [Member] EUR (€)	Dec. 31, 2012 Euro [Member] EUR (€)	Dec. 31, 2014 USD [Member] USD ($)	Dec. 31, 2013 USD [Member] USD ($)	Dec. 31, 2012 USD [Member] USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conditionally outstanding shares, Beginning balance	1,544,332			1,380,320
Granted	409,626			475,146
Vested	(847,131)			(872,231)
Forfeited	(13,649)			(62,020)
Conditionally outstanding shares, Ending balance	1,093,178	1,544,332		921,215	1,380,320
Conditionally outstanding shares, Weighted average grant date fair value, Beginning balance	€ 40.21			$ 79.55
Granted, Weighted average grant date fair value	€ 65.71	€ 55.83	€ 36.15	$ 84.62	$ 83.58	$ 47.71
Vested, Weighted average grant date fair value	€ 34.78			$ 79.56
Forfeited, Weighted average grant date fair value	€ 40.83			$ 79.57
Conditionally outstanding shares, Weighted average grant date fair value, Ending balance	€ 53.96	€ 40.21		$ 82.16	$ 79.55